Long-Term Debt - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Outstanding balance		$ 17,409		$ 17,471	$ 20,252
Loss on debt extinguishment				911
Early prepayment penalty				388
Write down of debt issuance costs		3	$ 95	96	194
2014 Pacific Western Bank, Term and Revolving Loans
Debt Instrument [Line Items]
Debt instrument, face amount	$ 25,000
Outstanding balance		17,200		17,200	7,400
2014 Pacific Western Bank, Term and Revolving Loans | Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 15,000
Outstanding balance		13,500		13,500	17,900
2014 Pacific Western Bank, Term and Revolving Loans | Term Loan | Prime Rate
Debt Instrument [Line Items]
Basis on variable rate	0.50%
Variable rate floor	5.00%
2014 Pacific Western Bank, Term and Revolving Loans | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Outstanding balance		3,700		3,700	2,000
2014 Pacific Western Bank, Term and Revolving Loans | Revolving Credit Facility | Line of Credit | Borrowing Capacity less Unpaid Principal Amount
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 25,000
2014 Pacific Western Bank, Term and Revolving Loans | Revolving Credit Facility | Line of Credit | Borrowing Capacity as a Percentage of Accounts Receivable
Debt Instrument [Line Items]
Borrowing base as a percentage of eligible accounts receivable	85.00%
Borrowing base, basis spread, amount	$ 5,500
Borrowing base, basis spread, percentage of eligible inventory	35.00%
2015 Multiplier, Term Loan
Debt Instrument [Line Items]
Outstanding balance		$ 0		0	$ 12,512
2015 Multiplier, Term Loan | Warrants
Debt Instrument [Line Items]
Loss on debt extinguishment				911
Early prepayment penalty				375
Write down of debt issuance costs				523
other miscellaneous costs				$ 13
2015 Multiplier, Term Loan | Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount						$ 15,000
Maximum borrowing capacity						$ 12,500
Interest rate (as a percentage)						11.00%
Fees						$ 150,000
Subordinated Finnish Capital Loans | Prime Rate
Debt Instrument [Line Items]
Basis on variable rate		1.00%
Variable rate floor		3.00%